Restatement (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,329,102)		$ (1,768,221)	$ (2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	528		2,083	1,462
Change in fair market value of derivative liabilities	5,100,091	$ 101,329	26,048	20,076
Amortization of debt discount	149,456		749,162	175,707
Stock based compensation, related parties			25,030	1,529,182
Stock based compensation			85,360	319,986
Decrease (increase) in assets:
Prepaid expenses	1,922		(2,264)	284
Increase (decrease) in liabilities:
Accounts payable	(42,297)		32,475	40,774
Accounts payable, related parties	236		11,586	29,369
Accrued interest	2,691		65,860	21,172
Accrued interest, related parties	600	600	2,400	1,170
Net cash used in operating activities	(113,817)		(483,622)	(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,058)		(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party			2,200	40
Proceeds of convertible notes payable			417,500	365,000
Proceeds of notes payable, related parties				30,000
Net cash provided by financing activities	303,323		474,181	395,040
NET CHANGE IN CASH	187,448		(12,977)	(67,185)
CASH AT BEGINNING OF PERIOD	22,437	35,414	35,414	102,599
CASH AT END OF PERIOD	209,885		22,437	35,414
SUPPLEMENTAL INFORMATION:
Interest paid			13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note				167,011
Value of debt discounts			571,183	130,000
Value of shares issued for conversion of debt	323,197		737,716	227,388
Cashless exercise of common stock warrants			22
Common stock issued for settlement of accounts payable			13,765
As Originally Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(415,149)		(2,582,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		498		1,462
Change in fair market value of derivative liabilities
Amortization of debt discount		195,173		176,547
Stock based compensation, related parties		6,507		1,529,182
Stock based compensation		54,211		319,986
Decrease (increase) in assets:
Prepaid expenses		(6,610)		284
Increase (decrease) in liabilities:
Accounts payable		(104,843)		40,774
Accounts payable, related parties		9,642		29,369
Accrued interest		21,301		21,172
Accrued interest, related parties		600		1,170
Net cash used in operating activities		(238,670)		(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(3,536)
Net cash used in investing activities		(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party		2,000		40
Proceeds of convertible notes payable		332,500		365,000
Repayments from convertible notes payable		(89,039)
Proceeds of notes payable, related parties				30,000
Net cash provided by financing activities		245,461		395,040
NET CHANGE IN CASH		3,255		(67,185)
CASH AT BEGINNING OF PERIOD		35,414	35,414	102,599
CASH AT END OF PERIOD		38,669		35,414
SUPPLEMENTAL INFORMATION:
Interest paid		13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		274,220		297,011
Value of debt discounts
Value of shares issued for conversion of debt		42,240		227,388
Cashless exercise of common stock warrants		22
Common stock issued for settlement of accounts payable		13,765
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		145,117		(19,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation
Change in fair market value of derivative liabilities		(101,329)		20,076
Amortization of debt discount		(43,788)		(840)
Stock based compensation, related parties
Stock based compensation
Decrease (increase) in assets:
Prepaid expenses
Increase (decrease) in liabilities:
Accounts payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party
Proceeds of convertible notes payable
Repayments from convertible notes payable
Proceeds of notes payable, related parties
Net cash provided by financing activities
NET CHANGE IN CASH
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		(274,220)		(130,000)
Value of debt discounts		306,827		130,000
Value of shares issued for conversion of debt
Cashless exercise of common stock warrants
Common stock issued for settlement of accounts payable
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(270,032)		(2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		498		1,462
Change in fair market value of derivative liabilities		(101,329)		20,076
Amortization of debt discount		151,385		175,707
Stock based compensation, related parties		6,507		1,529,182
Stock based compensation		54,211		319,986
Decrease (increase) in assets:
Prepaid expenses		(6,610)		284
Increase (decrease) in liabilities:
Accounts payable		(104,843)		40,774
Accounts payable, related parties		9,642		29,369
Accrued interest		21,301		21,172
Accrued interest, related parties		600		1,170
Net cash used in operating activities		(238,670)		(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(3,536)
Net cash used in investing activities		(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party		2,000		40
Proceeds of convertible notes payable		332,500		365,000
Repayments from convertible notes payable		(89,039)
Proceeds of notes payable, related parties				30,000
Net cash provided by financing activities		245,461		395,040
NET CHANGE IN CASH		3,255		(67,185)
CASH AT BEGINNING OF PERIOD		35,414	$ 35,414	102,599
CASH AT END OF PERIOD		38,669		35,414
SUPPLEMENTAL INFORMATION:
Interest paid		13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note				167,011
Value of debt discounts		306,827		130,000
Value of shares issued for conversion of debt		42,240		$ 227,388
Cashless exercise of common stock warrants		22
Common stock issued for settlement of accounts payable		$ 13,765